Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash and cash equivalents	$ 25,411	$ 34,539
Restricted cash, current portion
Restricted cash, net of current portion	2,150	1,800
Total cash and cash equivalents and restricted cash	$ 27,561	$ 36,339